ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3     ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2018	2019
	RMB	RMB
Accounts receivable:
Gross	69,301	34,634
Unearned interest	(17,243)	(217)
Total accounts receivable	52,058	34,417
Less: allowance for doubtful accounts	—	2,251
Accounts receivable, net	52,058	32,166

The classification of accounts receivable is as follows:

	December 31,
	2018	2019
	RMB	RMB
Accounts receivable – current portion	39,901	31,442
Accounts receivable – non-current portion	12,157	724

Total accounts receivable, net	52,058	32,166

The movements of the allowance for doubtful accounts are as follows :

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions charged to bad debt expense	—	—	2,251
Write-off of bad debt allowance	—	—	—
Balance at the end of the year	—	—	2,251